Dear Shareholder:

The stock market lost ground in Castle Convertible's third fiscal quarter, with the S&P 500, an unmanaged index of large U.S. stocks, dipping 2.7% in the 3-month period ended July 31st. Investor enthusiasm began to wane in late May as reports detailing a slack economy and disappointing second quarter corporate earnings suggested that the Federal Reserve's interest rate cuts had not yet resulted in a strong upturn in economic activity. The stock market rally that started in early April petered out and stock prices slipped in June and July. Convertible securities also came under pressure. For the 3-month period ended July 31st, the Merrill Lynch All Convertible Index, for example, produced a total negative return of 2.98%, resulting in a negative total return of 2.94% for the first 7 months of 2001. Castle Convertible's focus on generating current income has typically resulted in less volatile returns and that has proved to be the case so far in 2001. For the third fiscal quarter, Castle sustained a negative return of 2.36% on a NAV basis and for the first 7 months of 2001, produced a total negative return of 1.02%.

We believe that the U.S. economy should regain momentum in the coming months in response to aggressive actions by the Federal Reserve, tax cuts and falling energy prices. Stronger economic growth should, in turn, produce an upturn in corporate revenues. Although we do not expect a sharp rebound in corporate earnings, the fact that companies are able to meet or exceed expectations should be an important step in rebuilding investor confidence. That, in our opinion, should set the stage for a sustainable rally for both the stock and convertible markets.

                                       Respectfully submitted,


                                       /s/ David D. Alger
                                       ------------------
                                       David D. Alger
                                       President

September 6, 2001


CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2001


Principal     Corporate Convertible
 Amount        Bonds-39.8%                                          Value
-------------------------------------------------------------------------------

              BIOTECHNOLOGY-7.2%
$1,350,000    Aviron, Cv. Sub. Notes, 5.25%,
               2/1/08                                               $   965,250
 1,400,000    COR Therapeutics, Inc., Cv.
               Sub. Notes, 5.00%, 3/1/07                              1,365,000
 1,000,000    Enzon, Inc., Cv. Sub. Notes,
               4.50%, 7/1/08                                          1,070,000
 2,000,000    Viropharma Inc., Cv. Sub.
               Notes, 6.00%, 3/1/07                                   1,032,500
                                                                    -----------
                                                                      4,432,750
                                                                    -----------

              BUSINESS SERVICES-1.9%
   500,000    Getty Images Inc., Cv. Sub.
               Deb., 5.00%, 3/15/07(a)                                  379,375
 1,000,000    Getty Images Inc., Cv. Sub.
               Deb., 5.00%, 3/15/07                                     758,750
                                                                    -----------
                                                                      1,138,125
                                                                    -----------

              COMMUNICATIONS-1.3%
 1,250,000    Nextel Communications, Inc., Cv.
               Sr. Notes, 5.25%, 1/15/10(a)                             795,313
                                                                    -----------

              COMMUNICATIONS EQUIPMENT-2.1%
 1,500,000    GlobeSpan, Inc., Cv. Sub.
               Notes, 5.25%, 5/15/06(a)                               1,290,000
                                                                    -----------

              COMMUNICATIONS SERVICES-1.7%
 1,150,000    Adelphia Communications Corp.,
               Cv. Sub. Notes, 6.00%, 2/15/06                         1,048,928
                                                                    -----------

              COMPUTER SERVICES-2.1%
 1,650,000    Aspen Technology, Inc., Cv. Sub.
               Deb., 5.25%, 6/15/05                                   1,251,938
                                                                    -----------

              HEALTH CARE-6.5%
   500,000    Alpharma Inc., Cv. Sub. Notes,
               5.75%, 4/1/05                                            553,750
 2,250,000    Omnicare, Inc., Cv. Sub. Deb.,
               5.00%, 12/1/07                                         2,084,062
   750,000    Province Healthcare Company,
               4.50%, 11/20/05(a)                                       859,687
   500,000    Sepracor Inc., Cv. Sub. Deb.,
               7.00%, 12/15/05                                          466,250
                                                                    -----------
                                                                      3,963,749
                                                                    -----------

              LEISURE & ENTERTAINMENT-2.3%
 1,500,000    Action Performance Companies,
               Inc., Cv. Sub. Notes, 4.75%,
               4/1/05                                                 1,410,000
                                                                    -----------

              MANUFACTURING-2.0%
 1,250,000    Quanex Corporation, Cv. Sub.
               Deb., 6.88%, 6/30/07                                   1,253,125
                                                                    -----------

              PHARMACEUTICALS-3.0%
   500,000    AmeriSource Health Corp., Cv.
               Sub. Notes, 5.00%, 12/1/07(a)                            659,686
   900,000    InterMune, Inc., Cv. Sub. Notes,
               5.75%, 7/15/06                                         1,161,000
                                                                    -----------
                                                                      1,820,686
                                                                    -----------

              PRINTING-2.1%
 1,195,000    Scholastic Corporation, Cv.
               Sub. Notes, 5.00%, 8/15/05(a)                          1,290,600
                                                                    -----------

              REAL ESTATE-3.0%
 1,750,000    Equity Office Properties, Ltd.
               Partnership Sr. Exchange
               Notes, 7.25%, 11/15/08                                 1,816,500
                                                                    -----------

              RESTAURANTS & LODGING-2.2%
 1,500,000    Hilton Hotels Corp., Cv. Sub.
               Notes, 5.00%, 5/15/06                                  1,366,875
                                                                    -----------

              SEMICONDUCTOR CAPITAL
               EQUIPMENT-.4%
   250,000    Brooks Automation Inc., Cv.
               Sub. Notes, 4.75%, 6/1/08(a)                             241,408
                                                                    -----------

              SEMICONDUCTORS-2.0%
 1,250,000    Photronics Inc., Cv. Sub. Notes,
               6.00%, 6/1/04                                          1,238,281
                                                                    -----------

              Total Corporate Convertible Bonds
               (Cost $24,216,474)                                    24,358,278
                                                                    -----------


              Convertible Preferred
  Shares       Securities-33.8%
-------------------------------------------------------------------------------

              AEROSPACE & AIRLINES-4.8%
    40,000    Coltec Capital Trust, 5.25%,
               Cv. Pfd.                                               1,660,000
    25,000    Continental Airlines Finance
               Trust II, 6.00%, Cv. Pfd.(a)                           1,262,500
                                                                    -----------
                                                                      2,922,500
                                                                    -----------

              COMMUNICATIONS-3.6%
    22,500    Emmis Communications
               Corporation, 6.25%, Cv. Pfd.                             978,750
    20,000    Entercom Communications
               Capital Trust, 6.25%, Cv. Pfd.                         1,231,260
                                                                    -----------
                                                                      2,210,010
                                                                    -----------

              ENERGY-11.8%
    10,000    Hanover Compressor Capital
               Trust, 7.25%, Cv. Pfd.(a)                                991,880
    11,000    Mirant Trust I, 6.25%, Cv. Pfd.,
               Series A                                                 737,000
    35,000    Newfield Financial Trust I,
               6.50%, Cv. Pfd., Series A                              1,837,500
    40,000    Unocal Capital Trust II, 6.25%,
               Cv. Pfd.                                               2,010,000
    35,000    Weatherford International (EVI)
               Inc., 5.00%, Cv. Sub. Pfd.
               Equivalent Deb.                                        1,653,750
                                                                    -----------
                                                                      7,230,130
                                                                    -----------

              FOODS & BEVERAGES-3.1%
    35,000    Wendy's Financing Inc., $2.50,
               Term Cv. Pfd., Series A                                1,898,750
                                                                    -----------

              RAILROADS-5.7%
    30,000    Canadian National Railway
               Company, 5.25%, Cv. Pfd.                               1,851,000
    35,000    Union Pacific Capital Trust,
               6.25%, Cv. Pfd.                                        1,640,625
                                                                    -----------
                                                                      3,491,625
                                                                    -----------

              RAW MATERIALS-1.0%
    25,000    Timet Capital Trust I, 6.625%,
               Cv. Pfd.                                                 634,375
                                                                    -----------

              UTILITIES-3.8%
    25,000    Calpine Capital Trust III, Term
               Income Deferrable, 5.00%, Cv. Pfd.(a)                  1,350,000
    15,000    El Paso Energy Capital Trust I,
               4.75%, Cv. Pfd. C                                        967,500
                                                                    -----------
                                                                      2,317,500
                                                                    -----------
              Total Convertible Preferred
               Securities (Cost $19,293,646)                         20,704,890
                                                                    -----------

              Mandatory Convertible
               Securities-6.7%
              COMMUNICATIONS-2.9%
    15,000    Cox Communications, Inc., 7.75%,
               Exch. Sub. Deb., 11/29/29(b)                             927,000
    15,000    Cox Communications, Inc., 7.00%,
               Income Prides, 8/16/02(b)                                823,950
                                                                    -----------
                                                                      1,750,950
                                                                    -----------

              ENERGY-2.9%
    20,000    Apache Corporation, $2.015
               Depositary Shares, 5/15/02(b)                            897,400
    15,000    Dominion Resources Inc.,
               9.50% Premium Income Pfd. 11/16/04(b)                    900,000
                                                                    -----------
                                                                      1,797,400
                                                                    -----------

              MEDICAL SERVICES-.9%
     5,000    Express Scripts Automatic
               Exchange Security Trust,
               7.00%, 11/15/03(b)                                       541,000
                                                                    -----------
              Total Mandatory Convertible
               Securities (Cost $3,694,550)                           4,089,350
                                                                    -----------

              Common Stocks-10.0%

              UTILITIES
    28,000    American Electric Power
               Company, Inc.                                          1,260,000
    30,000    GPU, Inc.                                               1,087,200
    50,000    OGE Energy Corp.                                        1,080,000
    40,000    RGS Energy Group, Inc.                                  1,542,000
    43,400    Xcel Energy Inc.                                        1,169,196
                                                                    -----------
              Total Common Stocks
               (Cost $4,059,052)                                      6,138,396
                                                                    -----------


Principal
 Amount       Short-Term Investments-9.0%
-------------------------------------------------------------------------------

              Federal Home Loan Banks,
$  800,000     3.65%, 8/1/01                                            800,000
 4,700,000     3.64%, 8/14/01                                         4,693,821
                                                                    -----------
              Total Short-Term Investments
               (Cost $5,493,821)                                      5,493,821
                                                                    -----------

Total Investments (Cost $56,757,543)           99.3%                 60,784,735
Other Assets in Excess of Liabilities            .7                     407,048
                                              ---------------------------------
Net Assets                                    100.0%                $61,191,783
                                              =================================
Net Asset Value per Share                                           $     27.37
                                                                    ===========

--------------------
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.


CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the nine months ended July 31, 2001 (Unaudited)


INVESTMENT INCOME:
  Income:
    Dividends                                                                           $ 1,369,650
    Interest                                                                              1,347,664
                                                                                        -----------
      Total Income                                                                        2,717,314

      Total Expenses                                                                        481,052
                                                                                        -----------
NET INVESTMENT INCOME                                                                     2,236,262

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                       $ 2,560,608
  Net change in unrealized appreciation (depreciation) of investments     (3,000,126)
                                                                         -----------
  Net realized and unrealized gain (loss) on investments                                   (439,518)
                                                                                        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $ 1,796,744
                                                                                        ===========



Castle Convertible Fund, Inc.



Board of Directors

Fred M. Alger, Chairman
David D. Alger
Charles F. Baird, Jr.
Roger P. Cheever
Lester L. Colbert, Jr.
James P. Connelly, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White
---------------------------------------------------------------------------

Investment Adviser

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, N.Y. 10048
---------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent

Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811
---------------------------------------------------------------------------

This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.


Castle Convertible Fund, Inc.


                              Quarterly Report
                                July 31, 2001